1933 Act File No. 33-89754
                                                      1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

     Pre-Effective Amendment No.         ...............................

     Post-Effective Amendment No.  14  ............................. X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.   15   ..........................               X

                             FUNDMANAGER PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                 One Beacon Street, Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                        (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                           Federated Investors Tower

                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779

                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
  X  on DECEMBER 31, 1998_ pursuant to paragraph (b)(1)(iii)

   60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[ X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

John J. Danello                                    Edward T. O'Dell, P.C
Freedom Capital Management Corporation             Goodwin, Procter & Hoar
One Beacon Street                                  One Exchange Place
Boston, Massachusetts 02108                        Boston, Massachusetts 02109

PART C  OTHER INFORMATION

ITEM 23.       EXHIBITS

        (a)    (i)    Conformed copy of the Master Trust Agreement of the
Registrant; (4)

               (ii) Conformed copy of the Amendment No. 1 to Master Trust Agreement; (4)
               (iii) Conformed copy of the Amendment No. 2 to Master Trust Agreement; (11)

               (iv) Conformed copy of the Amendment No. 3 to Master Trust Agreement; (11)

        (b) Copy of By-Laws of the Registrant; (4) (c) Not Applicable

        (d)    (i)    Conformed copy of the new Master Investment Advisory

Contract and Investment Advisory Contract Supplement for Aggressive Growth Portfolio, Growth Portfolio,

Growth with Income Portfolio, Bond Portfolio, Managed Total
Return Portfolio; (11)

            (ii)      Conformed copy of the Investment Advisory Contract
               Supplement for the International Portfolio; (15)
               (iii)  Conformed copy of Master Investment Advisory Contract dated 5/20/98 between FundManager Portfolios and Freedom Capital Management Corporation; (16)

        (e) (i) Conformed copy of the Distributors Contract between Edgewood Services Company and FundManager

                      Portfolios; (11)

               (ii) Conformed copy of the Master Distributors Contract between Tucker Anthony Incorporated and FundManager Portfolios; (11)

               (iii) Conformed copy of the Master Distributors Contract between Sutro & Co. Incorporated and FundManager Portfolios; (11)

               (iv) Conformed copy of the Master Distributors Contract between Freedom Distributors Corporation and

FundManager Portfolios; (11)

               (v) Form of Mutual Funds Sales and Service  Agreement;  (14) (vi)
            Conformed copy of Exhibit B to the Distributor's

                  Contract between FundManager Portfolios and Edgewood

                  Services, Inc. with respect to the Financial Adviser Class and the No-Load Class of the International

                  Portfolio; (15)

        -----------------------------------

+ All exhibits have been filed electronically.

 (4)    Incorporated by reference to Post-Effective Amendment No.2 to the
Registrant's Registration Statement as filed with the Commission        on
January 30, 1996. (File Nos. 33-89754 and 811-8992)
(11)    Incorporated by reference to Post-Effective Amendment No.4 to the
Registrant's Registration Statement as filed with the Commission        on
January 23, 1997. (File Nos. 33-89754 and 811-8992)
(14)  Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the Commission on December 29, 1997. (File Nos. 33-89754 and 811-8992)

(15)    Incorporated by reference to Post-Effective Amendment No.11 to the
    Registrant's Registration Statement as filed with the Commission    on
    January 28, 1998. (File Nos. 33-89754 and 811-8992)

(16)    Incorporated by reference to Post-Effective Amendment No.12 to the
Registrant's Registration Statement as filed with the Commission        on
October 1, 1998. (File Nos. 33-89754 and 811-8992)

            (vii) Conformed copy of the Distribution Contract Supplement between
                  FundManager Portfolios and Freedom Distributors with respect to the International Portfolio; (15)

        (f)    Not Applicable

               (viii) Conformed copy of Master Distribution Contract dated 5/20/98 between FundManager Portfolios and Freedom Distributors Corporation;
(16)

           (viv)  Conformed copy of Master Distribution Contract dated
5/20/98 between FundManager Portfolios and Tucker                Anthony
Incorporated; (16)

             (x)  Conformed copy of Master Distribution Contract dated
5/20/98 between FundManager Portfolios and Sutro & Co.           Incorporated;

(16)

        (g) Conformed copy of Custodian Agreement between FundManager Portfolios and Investors Bank & Trust Company; (11)

               (i)    Domestic Custody and Accounting Fee Schedule; (12)
            (ii)  Conformed copy of Custodian Contract between

                  FundManager Portfolios and State Street Bank and Trust Company; (13)

            (iii) Conformed copy of Amendment No. 1 to Custodian
Contract; (16)

        (h) (i) Conformed copy of the Administrative Services Agreement between FundManager Portfolios and Federated

Administrative Services; (11)

               (ii) Conformed copy of the Transfer Agency and Service Agreement between FundManager Portfolios and Investors Bank & Trust Company; (11)

            (iii) Conformed copy of Agreement for Transfer Agency
                  Services between FundManager Portfolios and Federated Shareholder Services Company; (13)

            (iv)  Conformed copy of Amendment #1 to Schedule A to Administrative
                  Services   Agreement   between   FundManager   Portfolios  and
                  Federated Administrative Services; (15)

        (i) Opinion and Consent of counsel; (2) (j) Not applicable (k) Not Applicable (l) Not Applicable

        (m)    (i)   Amended and Restated Master Distribution Plan and
            Supplements for the Financial Adviser Class of

                  shares; (3)

            (ii) Amended and Restated Master Distribution Plan and Supplements for the Financial Adviser Class of shares; (13)

            (iii) Conformed copy of the Amended and Restated
                  Distribution Plan Supplement for the Financial
                  Adviser Class of International Portfolio; (15)

        -----------------------------------

+ All exhibits have been filed electronically.

(2)     Incorporated by reference to Pre-Effective Amendment No. 1 to   the
Registrant's Registration Statement as filed with the     Commission  on  May 3,
1995. (File Nos. 33-89754 and 811-8992)
(3)     Incorporated by reference to Post-Effective Amendment No.1 to the
Registrant's Registration Statement as filed with the Commission        on
July 28, 1995. (File Nos. 33-89754 and 811-8992)
(11)    Incorporated by reference to Post-Effective Amendment No.4 to the
Registrant's Registration Statement as filed with the Commission        on
January 23, 1997. (File Nos. 33-89754 and 811-8992)
(12)    Incorporated by reference to Post-Effective Amendment No. 7 to the

        Registrant's Registration Statement as filed with the Commission on October 21, 1997. (File Nos. 33-89754 and 811-8992)

(13)    Incorporated by reference to Post-Effective Amendment No.8 to the
Registrant's Registration Statement as filed with the Commission        on
November 26, 1997. (File Nos. 33-89754 and 811-8992)
(15)    Incorporated by reference to Post-Effective Amendment No.11 to the
Registrant's Registration Statement as filed with the Commission        on
January 28, 1998. (File Nos. 33-89754 and 811-8992)

        (n)    Copy of Financial Data Schedules; (15)
        (o)    (i)   Multiple Class Expense Allocation Plan; (3)

            (ii)  Amended Multiple Class Expense Allocation Plan; (13)
            (iii) Addendum #1 to the Multiple Class Expense

                  Allocation Plan; (15)

        (p) Conformed copy of Powers of Attorney of Trustees and Officers of Registrant; (11)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

           Not Applicable

ITEM 25. INDEMNIFICATION; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2)     Incorporated by reference to Pre-Effective Amendment No. 1 to   the
Registrant's Registration Statement as filed with the     Commission  on  May 3,
1995. (File Nos. 33-89754 and 811-8992)
(3)     Incorporated by reference to Post-Effective Amendment No.1 to the
Registrant's Registration Statement as filed with the Commission        on
July 28, 1995. (File Nos. 33-89754 and 811-8992)
(4)     Incorporated by reference to Post-Effective Amendment No.2 to the
Registrant's Registration Statement as filed with the Commission        on
January 30, 1996. (File Nos. 33-89754 and 811-8992)
(11)    Incorporated by reference to Post-Effective Amendment No.4 to the
Registrant's Registration Statement as filed with the Commission        on
January 23, 1997. (File Nos. 33-89754 and 811-8992)
(13)    Incorporated by reference to Post-Effective Amendment No.8 to the
Registrant's Registration Statement as filed with the Commission        on
November 26, 1997. (File Nos. 33-89754 and 811-8992)
(15)    Incorporated by reference to Post-Effective Amendment No.11 to the
Registrant's Registration Statement as filed with the Commission        on
January 28, 1998. (File Nos. 33-89754 and 811-8992)

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

        For a description of the other business of the investment adviser, see the section entitled "Who Manages The Trust" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Director of Freedom Capital

Dexter A. Dodge             Chairman, C.E.O. and Director of Freedom Capital;
    Chairman of the Board of Trustees of the FundManager

Portfolios; Vice President of Freedom Distributors
Corporation

William C. Dennis           Chief Financial Officer of Freedom
                            Securities Corporation;  Director of Freedom Capital

John J. Danello             Chief Operating Officer, Managing Director, Clerk
and

                            General Counsel of Freedom Capital; Executive Vice

    President, President and Director of Freedom
Distributors Corporation; President of the FundManager
Portfolios

     Michael M. Spencer Senior Vice President and Director of Freedom Capital; Portfolio Manager at Shawmut Investment Advisers

     Michael D. Hirsch Chief Investment Officer, FundManager Division of the Adviser since February 1995; Vice President and Executive Vice Chairman and Managing Director, Portfolio

Manager of M.D. Hirsch Division of Republic Asset
Management Corporation from June 1993 to February 1994

ITEM 27. PRINCIPAL UNDERWRITERS:

       (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
            Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds, WCT Funds.

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices
BUSINESS ADDRESS                    WITH DISTRIBUTOR                   WITH REGISTRANT
Lawrence Caracciolo                 Director, President,                        --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry                    Director,                                   --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue              Director,                                   --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes                    Vice President,                             --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane                    Assistant Vice President,                   --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Christine T. Johnson                Assistance Vice President,                  --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Denis McAuley                       Treasurer,                                  --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Leslie K. Ross                      Secretary,                                  --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Amanda J. Reed                      Assistant Secretary,                        --
5800 Corporate Drive                Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

(ai) Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

        (bi)

           (1)                                 (2)                             (3)
Name and Principal                    Positions and Offices            Positions and Offices
 BUSINESS ADDRESS                        WITH DISTRIBUTOR               WITH REGISTRANT

John J. Danello                       President and Director             Executive Vice
One Beacon Street                     of Freedom Distributors            President of the
Boston, MA 02108                      Corp.                              Registrant.

Michael G. Ferry                      Treasurer of Freedom                      --
One Beacon Street                     Distributors Corp.

Boston, MA 02108

Dexter A. Dodge                       Director of Freedom                Trustee, Chairman
One Beacon Street                     Distributors Corp.                 and Chief
Boston, MA 02108                                                         Executive Officer
                                                                         of the Registrant.

Maureen M. Renzi                      Vice President and Clerk           Assistant
One Beacon Street                     of Freedom Distributors            Secretary of the
Boston, MA 02108                      Corp.                              Registrant.

(aii) Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

        (bii)

           (1)                                 (2)                             (3)
Name and Principal                    Positions and Offices            Positions and
Offices

 BUSINESS ADDRESS                        WITH DISTRIBUTOR               WITH REGISTRANT

John H. Goldsmith                     Chairman, Chief Executive                 --
One World Financial Center            Officer and Director of
New York, NY 10281                    Tucker Anthony Incorporated.

Robert H. Yevich                      President and Director of                 --
One World Financial Center            Tucker Anthony Incorporated.

New York, NY 10281

Marc Menchel                          Executive Vice President,                 --
One World Financial Center            Secretary and Clerk of
New York, NY 10281                    Tucker Anthony Incorporated.

John Mullin                           Treasurer and Chief Financial      --
One World Financial Center            Officer of Tucker Anthony

New York, NY 10281                    Incorporated.




(aiii)     Sutro & Co. Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies:

Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

        (biii)

           (1)                                 (2)                             (3)
Name and Principal                    Positions and Offices            Positions and Offices
BUSINESS ADDRESS                        WITH DISTRIBUTOR               WITH REGISTRANT

John F. Luikart                       President and Chief Executive             --
201 California Street                 Officer of Sutro & Co.
San Francisco, CA 94111               Incorporated.

Mary Jane Delaney                     Executive Vice President                  --
201 California Street                 and General Counsel of
San Francisco, CA 94111               Sutro & Co. Incorporated.

John H. Goldsmith                     Chairman of Sutro & Co.                   --
One Beacon Street                     Incorporated.
Boston, MA 02108

John W. Eisele                        Executive Vice President of               --
201 California Street                 Sutro & Co. Incorporated.
San Francisco, CA 94111

Thomas R. Weinberger                  Executive Vice President of               --
11150 Santa Monica Blvd.              Sutro & Co. Incorporated.
Suite 1500
Los Angeles, CA 90025

Ray Minehan                           Executive Vice President of
201 California Street                 Sutro & Co. Incorporated
San Francisco, CA 94111

Jerry Phillips                        Executive Vice President of
201 California Street                 Sutro & Co. Incorporated
San Francisco, CA 94111




(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, Pennsylvania 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above address.)

                                          One Beacon Street
                                          Boston, Massachusetts 02018

Freedom Capital Management Corporation    One Beacon Street
("Adviser")                               Boston Massachusetts 02108.

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian and Portfolio                 Boston, Massachusetts 02266-8600

Accountant")

ITEM 29. MANAGEMENT SERVICES:
               Not applicable.

ITEM 30. UNDERTAKINGS

        Registrant  hereby  undertakes  to comply with Section 16(c) of the 1940
Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of December, 1998.

                             FUNDMANAGER PORTFOLIOS

                           By: /s/ Victor R. Siclari
                           Victor R. Siclari, Secretary
                           December 23, 1998

        Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                TITLE                        DATE

By:     /s/ Victor R. SiclariAttorney in Fact             December 23, 1998
        Victor R. Siclari           For the Persons
        SECRETARY                   Listed Below

/s/Dexter A. Dodge*          Chairman and Trustee
Dexter A. Dodge                     (Chief Executive Officer)

/s/Charles B. Lipson*        President

Charles B. Lipson                   (Principal Executive Officer)

/s/Judith J. Mackin*         Treasurer

Judith J. Mackin                    (Principal Financial and
                                     Accounting Officer)

/s/Ernest T. Kendall*        Trustee
Ernst T. Kendall

/s/Richard B. Osterberg*     Trustee
Richard B. Osterberg

/s/John R. Haack*                   Trustee
John R. Haack

* By Power of Attorney